Deposits (Tables)	12 Months Ended
Dec. 31, 2014
Deposits [Abstract]
Schedule of Maturities of Time Deposits [Table Text Block]	At December 31, 2014, the scheduled maturities of time deposits are as follows (in thousands):

2015	$108,498
2016	51,951
2017	31,360
2018	20,529
2019	9,494
$221,832